COMMITMENTS - Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
2019
Disclosure of Finance Lease and Operating Lease by lessee IAS 17 [Line Items]
Minimum lease payments under non-cancelable lease agreements	$ 319
2020
Disclosure of Finance Lease and Operating Lease by lessee IAS 17 [Line Items]
Minimum lease payments under non-cancelable lease agreements	333
2021
Disclosure of Finance Lease and Operating Lease by lessee IAS 17 [Line Items]
Minimum lease payments under non-cancelable lease agreements	181
Israeli Government's Innovation Authority ("IIA")
Disclosure of Finance Lease and Operating Lease by lessee IAS 17 [Line Items]
Payment of royalties	$ 1,046